Deferred Funding Asset - Disclosure of Detailed Information About Composition of Deferred Funding Asset (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current portion	CAD 18	CAD 77
Long-term portion		16
Total	CAD 18	CAD 93